Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2016-BNK1
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-BNK1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16-17
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(302) 636-4140
Modified Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000GAW4	1.321000%	36,136,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000GAX2	2.399000%	230,000,000.00	228,608,177.11	0.00	457,025.85	0.00	0.00	457,025.85	228,608,177.11	31.39%	30.00%
A-3	95000GAY0	2.652000%	267,018,000.00	267,018,000.00	0.00	590,109.78	0.00	0.00	590,109.78	267,018,000.00	31.39%	30.00%
A-SB	95000GAZ7	2.514000%	45,766,000.00	44,969,150.63	859,738.33	94,210.37	0.00	0.00	953,948.70	44,109,412.30	31.39%	30.00%
A-S	95000GBA1	2.814000%	67,197,000.00	67,197,000.00	0.00	157,576.97	0.00	0.00	157,576.97	67,197,000.00	22.84%	21.88%
B	95000GBD5	2.967000%	44,452,000.00	44,452,000.00	0.00	109,907.57	0.00	0.00	109,907.57	44,452,000.00	17.19%	16.50%
C	95000GBE3	3.071000%	39,284,000.00	39,284,000.00	0.00	100,534.30	0.00	0.00	100,534.30	39,284,000.00	12.20%	11.75%
D	95000GAJ3	3.000000%	39,284,000.00	39,284,000.00	0.00	98,210.00	0.00	0.00	98,210.00	39,284,000.00	7.20%	7.00%
E	95000GAL8	2.585000%	18,608,000.00	18,608,000.00	0.00	40,084.73	0.00	0.00	40,084.73	18,608,000.00	4.84%	4.75%
F	95000GAN4	2.585000%	8,271,000.00	8,271,000.00	0.00	17,817.11	0.00	0.00	17,817.11	8,271,000.00	3.79%	3.75%
G*	95000GAQ7	2.585000%	31,013,795.00	29,797,451.18	0.00	45,096.37	0.00	0.00	45,096.37	29,797,451.18	0.00%	0.00%
R	95000GAU8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95000GAS3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RRI	BCC2BM021	4.254867%	43,527,883.97	41,446,777.84	45,249.39	145,953.92	0.00	0.00	191,203.31	41,401,528.45	0.00%	0.00%
Interest
Regular SubTotal			870,557,678.97	828,935,556.76	904,987.72	1,856,526.97	0.00	0.00	2,761,514.69	828,030,569.04

Notional Certificates
X-A	95000GBB9	1.721336%	578,920,000.00	540,595,327.74	0.00	775,455.04	0.00	0.00	775,455.04	539,735,589.41
X-B	95000GBC7	1.328916%	150,933,000.00	150,933,000.00	0.00	167,147.70	0.00	0.00	167,147.70	150,933,000.00
X-D	95000GAA2	1.254867%	39,284,000.00	39,284,000.00	0.00	41,080.16	0.00	0.00	41,080.16	39,284,000.00
X-E	95000GAC8	1.669867%	18,608,000.00	18,608,000.00	0.00	25,894.07	0.00	0.00	25,894.07	18,608,000.00
X-F	95000GAE4	1.669867%	8,271,000.00	8,271,000.00	0.00	11,509.56	0.00	0.00	11,509.56	8,271,000.00
X-G	95000GAG9	1.669867%	31,013,795.00	29,797,451.18	0.00	41,464.82	0.00	0.00	41,464.82	29,797,451.18
Notional SubTotal			827,029,795.00	787,488,778.92	0.00	1,062,551.35	0.00	0.00	1,062,551.35	786,629,040.59

Deal Distribution Total					904,987.72	2,919,078.32	0.00	0.00	3,824,066.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000GAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000GAX2	993.94859613	0.00000000	1.98706891	0.00000000	0.00000000	0.00000000	0.00000000	1.98706891	993.94859613
A-3	95000GAY0	1,000.00000000	0.00000000	2.21000000	0.00000000	0.00000000	0.00000000	0.00000000	2.21000000	1,000.00000000
A-SB	95000GAZ7	982.58861666	18.78552484	2.05852314	0.00000000	0.00000000	0.00000000	0.00000000	20.84404798	963.80309181
A-S	95000GBA1	1,000.00000000	0.00000000	2.34500007	0.00000000	0.00000000	0.00000000	0.00000000	2.34500007	1,000.00000000
B	95000GBD5	1,000.00000000	0.00000000	2.47250000	0.00000000	0.00000000	0.00000000	0.00000000	2.47250000	1,000.00000000
C	95000GBE3	1,000.00000000	0.00000000	2.55916658	0.00000000	0.00000000	0.00000000	0.00000000	2.55916658	1,000.00000000
D	95000GAJ3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	95000GAL8	1,000.00000000	0.00000000	2.15416649	0.00000000	0.00000000	0.00000000	0.00000000	2.15416649	1,000.00000000
F	95000GAN4	1,000.00000000	0.00000000	2.15416636	0.00000000	0.00000000	0.00000000	0.00000000	2.15416636	1,000.00000000
G	95000GAQ7	960.78055523	0.00000000	1.45407455	0.61560702	17.42262532	0.00000000	0.00000000	1.45407455	960.78055523
R	95000GAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95000GAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RRI Interest	BCC2BM021	952.18912706	1.03954950	3.35311315	0.02308543	0.66848437	0.00000000	0.00000000	4.39266265	951.14957756

Notional Certificates
X-A	95000GBB9	933.79970936	0.00000000	1.33948566	0.00000000	0.00000000	0.00000000	0.00000000	1.33948566	932.31463658
X-B	95000GBC7	1,000.00000000	0.00000000	1.10742979	0.00000000	0.00000000	0.00000000	0.00000000	1.10742979	1,000.00000000
X-D	95000GAA2	1,000.00000000	0.00000000	1.04572243	0.00000000	0.00000000	0.00000000	0.00000000	1.04572243	1,000.00000000
X-E	95000GAC8	1,000.00000000	0.00000000	1.39155578	0.00000000	0.00000000	0.00000000	0.00000000	1.39155578	1,000.00000000
X-F	95000GAE4	1,000.00000000	0.00000000	1.39155604	0.00000000	0.00000000	0.00000000	0.00000000	1.39155604	1,000.00000000
X-G	95000GAG9	960.78055523	0.00000000	1.33697988	0.00000000	0.00000000	0.00000000	0.00000000	1.33697988	960.78055523

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	457,025.85	0.00	457,025.85	0.00	0.00	0.00	457,025.85	0.00
A-3	09/01/21 - 09/30/21	30	0.00	590,109.78	0.00	590,109.78	0.00	0.00	0.00	590,109.78	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	94,210.37	0.00	94,210.37	0.00	0.00	0.00	94,210.37	0.00
X-A	09/01/21 - 09/30/21	30	0.00	775,455.04	0.00	775,455.04	0.00	0.00	0.00	775,455.04	0.00
X-B	09/01/21 - 09/30/21	30	0.00	167,147.70	0.00	167,147.70	0.00	0.00	0.00	167,147.70	0.00
X-D	09/01/21 - 09/30/21	30	0.00	41,080.16	0.00	41,080.16	0.00	0.00	0.00	41,080.16	0.00
X-E	09/01/21 - 09/30/21	30	0.00	25,894.07	0.00	25,894.07	0.00	0.00	0.00	25,894.07	0.00
X-F	09/01/21 - 09/30/21	30	0.00	11,509.56	0.00	11,509.56	0.00	0.00	0.00	11,509.56	0.00
X-G	09/01/21 - 09/30/21	30	0.00	41,464.82	0.00	41,464.82	0.00	0.00	0.00	41,464.82	0.00
A-S	09/01/21 - 09/30/21	30	0.00	157,576.97	0.00	157,576.97	0.00	0.00	0.00	157,576.97	0.00
B	09/01/21 - 09/30/21	30	0.00	109,907.57	0.00	109,907.57	0.00	0.00	0.00	109,907.57	0.00
C	09/01/21 - 09/30/21	30	0.00	100,534.30	0.00	100,534.30	0.00	0.00	0.00	100,534.30	0.00
D	09/01/21 - 09/30/21	30	0.00	98,210.00	0.00	98,210.00	0.00	0.00	0.00	98,210.00	0.00
E	09/01/21 - 09/30/21	30	0.00	40,084.73	0.00	40,084.73	0.00	0.00	0.00	40,084.73	0.00
F	09/01/21 - 09/30/21	30	0.00	17,817.11	0.00	17,817.11	0.00	0.00	0.00	17,817.11	0.00
G	09/01/21 - 09/30/21	30	520,128.98	64,188.68	0.00	64,188.68	19,092.31	0.00	0.00	45,096.37	540,341.73
RRI Interest	09/01/21 - 09/30/21	30	27,993.59	146,958.77	0.00	146,958.77	1,004.86	0.00	0.00	145,953.92	29,097.71
Totals			548,122.57	2,939,175.48	0.00	2,939,175.48	20,097.17	0.00	0.00	2,919,078.32	569,439.44

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

Exchangeable Certificate Detail
		Pass-Through	Maximum Initial		Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	3,824,066.04
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,952,771.28	Master Servicing Fee	6,170.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,970.85
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	345.39
ARD Interest	0.00	Operating Advisor Fee	1,664.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	234.87
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,952,771.28	Total Fees	13,595.80

Principal		Expenses/Reimbursements
Scheduled Principal	904,987.72	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,097.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	904,987.72	Total Expenses/Reimbursements	20,097.17

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,919,078.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	904,987.72
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,824,066.04
Total Funds Collected	3,857,759.00	Total Funds Distributed	3,857,759.01

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	828,935,556.76	828,935,556.76	Beginning Certificate Balance	828,935,556.76
(-) Scheduled Principal Collections	904,987.72	904,987.72	(-) Principal Distributions	904,987.72
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	828,030,569.04	828,030,569.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	829,011,479.49	829,011,479.49	Ending Certificate Balance	828,030,569.04
Ending Actual Collateral Balance	828,160,106.61	828,160,106.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.25%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	15,521,146.38	1.87%	53	4.5781	NAP	Defeased	2	15,521,146.38	1.87%	53	4.5781	NAP
3,000,000 or less	3	5,766,480.28	0.70%	57	4.1906	2.826701	1.30 or less	8	217,597,419.81	26.28%	57	4.5192	0.138717
3,000,001 to 4,000,000	1	3,488,494.53	0.42%	56	5.1130	1.874700	1.31 to 1.40	3	44,430,276.01	5.37%	63	4.8489	1.323516
4,000,001 to 5,000,000	4	18,296,417.13	2.21%	56	4.2153	2.504743	1.41 to 1.50	1	13,871,367.23	1.68%	47	4.9800	1.469400
5,000,001 to 6,000,000	2	11,405,762.15	1.38%	57	4.2215	2.679018	1.51 to 1.75	4	62,205,828.79	7.51%	57	4.3559	1.549627
6,000,001 to 8,000,000	3	20,369,158.29	2.46%	75	4.7309	1.935766	1.76 to 2.00	6	162,783,017.39	19.66%	57	4.6537	1.843989
8,000,001 to 9,000,000	2	16,872,000.00	2.04%	57	3.7440	3.280000	2.01 to 2.25	2	29,945,245.25	3.62%	57	3.8812	2.156764
9,000,001 to 10,000,000	2	18,725,000.00	2.26%	55	4.3744	2.570876	2.26 to 2.50	7	108,078,506.03	13.05%	56	4.2249	2.458652
10,000,001 to 15,000,000	9	109,119,783.91	13.18%	55	4.4582	1.974954	2.51 to 3.00	5	38,905,762.15	4.70%	56	4.3760	2.774636
15,000,001 to 20,000,000	4	67,124,405.98	8.11%	57	4.6946	0.758668	3.01 or greater	8	134,692,000.00	16.27%	58	3.1822	5.180514
20,000,001 to 30,000,000	4	96,317,257.41	11.63%	56	4.1697	2.289920	Totals	46	828,030,569.04	100.00%	57	4.2742	2.014144
30,000,001 to 50,000,000	7	242,274,806.32	29.26%	57	4.3781	1.257649
50,000,001 to 70,000,000	2	122,749,856.66	14.82%	57	4.6569	0.731305
70,000,001 or greater	1	80,000,000.00	9.66%	58	2.7982	6.479800
Totals	46	828,030,569.04	100.00%	57	4.2742	2.014144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	15,521,146.38	1.87%	53	4.5781	NAP
							Defeased	5	15,521,146.38	1.87%	53	4.5781	NAP
Alaska	1	5,433,402.76	0.66%	56	4.3000	2.525700
							Industrial	7	88,519,392.91	10.69%	55	4.5069	2.096102
Arizona	1	15,290,930.92	1.85%	57	4.7400	0.518800
							Lodging	4	127,512,374.41	15.40%	57	4.5795	(0.308659)
California	8	144,909,732.47	17.50%	56	4.5795	1.751058
							Mixed Use	2	55,730,517.33	6.73%	57	4.2413	1.050725
Colorado	2	40,015,331.41	4.83%	58	4.1183	1.719106
							Multi-Family	1	10,052,525.75	1.21%	57	3.7000	2.471100
Connecticut	1	63,058,738.59	7.62%	57	4.9000	1.858800
							Office	6	263,026,977.07	31.77%	57	4.0642	3.239168
Florida	1	11,837,500.00	1.43%	56	4.2460	2.413200
							Retail	11	212,711,979.13	25.69%	58	4.1968	1.711945
Georgia	2	20,491,851.45	2.47%	56	4.2221	2.241947
							Self Storage	9	54,955,656.06	6.64%	56	4.5484	2.442242
Illinois	1	11,258,033.24	1.36%	56	4.6840	1.797800
							Totals	45	828,030,569.04	100.00%	57	4.2742	2.014144
Indiana	1	11,500,000.00	1.39%	55	5.1000	1.555800

Kentucky	1	12,745,385.99	1.54%	58	4.4000	1.335800

Maryland	2	43,156,187.85	5.21%	57	4.3355	0.802716

Massachusetts	2	97,423,588.65	11.77%	58	3.0432	5.638233

Michigan	1	10,052,525.75	1.21%	57	3.7000	2.471100

Nevada	2	85,972,359.39	10.38%	57	3.7722	2.192531

New Jersey	1	3,488,494.53	0.42%	56	5.1130	1.874700

New York	3	72,959,881.69	8.81%	57	4.4742	0.328894

North Carolina	2	2,638,480.28	0.32%	57	4.7200	2.289300

Pennsylvania	1	33,886,976.15	4.09%	58	4.9000	1.825900

South Carolina	1	10,163,760.05	1.23%	56	4.1680	1.774200

Texas	4	82,229,894.26	9.93%	61	4.4522	0.061311

Washington	1	20,125,000.00	2.43%	56	4.2360	2.468900

Wisconsin	1	13,871,367.23	1.68%	47	4.9800	1.469400

Totals	45	828,030,569.04	100.00%	57	4.2742	2.014144

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,521,146.38	1.87%	53	4.5781	NAP	Defeased	2	15,521,146.38	1.87%	53	4.5781	NAP
	3.500% or less	1	80,000,000.00	9.66%	58	2.7982	6.479800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	9	90,052,525.75	10.88%	57	3.7391	2.870952	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	10	161,895,937.38	19.55%	57	4.1718	2.047187	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	242,588,205.43	29.30%	57	4.3876	0.814763	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	41,585,215.37	5.02%	57	4.6982	1.363967	49 months or greater	44	812,509,422.66	98.13%	57	4.2684	2.020866
	4.751% to 5.000%	7	175,290,411.59	21.17%	56	4.9255	1.406773	Totals	46	828,030,569.04	100.00%	57	4.2742	2.014144
	5.001% to 5.250%	2	14,988,494.53	1.81%	55	5.1030	1.630022
	5.251% or greater	1	6,108,632.61	0.74%	117	5.3200	1.346100
	Totals	46	828,030,569.04	100.00%	57	4.2742	2.014144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,521,146.38	1.87%	53	4.5781	NAP	Defeased	2	15,521,146.38	1.87%	53	4.5781	NAP
	120 months or less	44	812,509,422.66	98.13%	57	4.2684	2.020866	Interest Only	19	326,387,500.00	39.42%	57	3.8356	3.415228
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	828,030,569.04	100.00%	57	4.2742	2.014144	121 months to 300 months	25	486,121,922.66	58.71%	57	4.5590	1.084676
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	828,030,569.04	100.00%	57	4.2742	2.014144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,521,146.38	1.87%	53	4.5781	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		7	54,692,000.00	6.61%	57	3.7440	3.280000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	745,662,450.96	90.05%	57	4.3088	1.935309	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	1	12,154,971.70	1.47%	57	4.1500	1.603900
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	828,030,569.04	100.00%	57	4.2742	2.014144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310936338	RT	Las Vegas	NV	Actual/360	3.744%	78,960.96	0.00	0.00	N/A	07/01/26	--	25,308,000.00	25,308,000.00	10/01/21
1A	310936339				Actual/360	3.744%	26,320.32	0.00	0.00	N/A	07/01/26	--	8,436,000.00	8,436,000.00	10/01/21
1B	310936340				Actual/360	3.744%	14,639.04	0.00	0.00	N/A	07/01/26	--	4,692,000.00	4,692,000.00	10/01/21
1C	310936341				Actual/360	3.744%	4,879.68	0.00	0.00	N/A	07/01/26	--	1,564,000.00	1,564,000.00	10/01/21
1D	306360001				Actual/360	3.744%	26,320.32	0.00	0.00	N/A	07/01/26	--	8,436,000.00	8,436,000.00	10/01/21
1E	306360101				Actual/360	3.744%	14,639.04	0.00	0.00	N/A	07/01/26	--	4,692,000.00	4,692,000.00	10/01/21
1F	306360201				Actual/360	3.744%	4,879.68	0.00	0.00	N/A	07/01/26	--	1,564,000.00	1,564,000.00	10/01/21
1G	306360301				Actual/360	3.744%	78,960.96	0.00	0.00	N/A	07/01/26	--	25,308,000.00	25,308,000.00	10/01/21
2	1647536	OF	Boston	MA	Actual/360	2.798%	186,545.10	0.00	0.00	08/06/26	11/06/28	--	80,000,000.00	80,000,000.00	10/06/21
3	300801483	OF	Stamford	CT	Actual/360	4.900%	258,125.63	155,701.08	0.00	N/A	07/01/26	--	63,214,439.67	63,058,738.59	10/01/21
4	600933505	LO	Dallas	TX	Actual/360	4.400%	219,165.50	81,291.05	0.00	N/A	06/11/26	--	59,772,409.12	59,691,118.07	10/11/21
5	310934997	OF	Burbank	CA	Actual/360	4.300%	143,333.33	0.00	0.00	N/A	06/11/26	--	40,000,000.00	40,000,000.00	10/11/21
6	600934930	MU	Baltimore	MD	Actual/360	4.300%	138,240.17	59,708.41	0.00	N/A	07/11/26	--	38,578,651.01	38,518,942.60	10/11/21
7	300801480	RT	Various	Various	Actual/360	4.168%	117,898.77	64,782.96	0.00	N/A	06/01/26	--	33,943,983.11	33,879,200.15	10/01/21
8	310929330	OF	Philadelphia	PA	Actual/360	4.900%	138,564.51	47,189.84	0.00	N/A	08/11/26	--	33,934,165.99	33,886,976.15	10/11/21
9	1647547	LO	Melville	NY	Actual/360	4.500%	124,695.00	52,644.86	0.00	N/A	08/01/26	--	33,252,000.87	33,199,356.01	07/01/21
10	1647369	OF	Aurora	CO	Actual/360	4.080%	104,864.88	52,279.80	0.00	N/A	08/01/26	--	30,842,611.21	30,790,331.41	10/01/21
11	310933007	RT	New York	NY	Actual/360	4.400%	117,333.33	0.00	0.00	N/A	07/11/26	--	32,000,000.00	32,000,000.00	10/11/21
12	300801443	RT	Riverside	CA	Actual/360	4.960%	105,981.10	64,330.51	0.00	N/A	03/01/26	--	25,640,587.92	25,576,257.41	10/01/21
13	300801473	IN	Austell	GA	Actual/360	4.246%	50,244.33	0.00	0.00	N/A	06/01/26	--	14,200,000.00	14,200,000.00	10/01/21
14	300801472	IN	West Palm Beach	FL	Actual/360	4.246%	41,885.02	0.00	0.00	N/A	06/01/26	--	11,837,500.00	11,837,500.00	10/01/21
15	300801468	IN	Fife	WA	Actual/360	4.236%	71,041.25	0.00	0.00	N/A	06/01/26	--	20,125,000.00	20,125,000.00	10/01/21
16	1647596	MU	Los Angeles	CA	Actual/360	4.110%	59,062.17	32,855.77	0.00	N/A	08/01/26	--	17,244,430.50	17,211,574.73	10/01/21
17	1647183	LO	Baldwin Park	CA	Actual/360	5.000%	72,790.61	29,205.50	0.00	N/A	07/01/26	--	17,469,747.02	17,440,541.52	10/01/21
18	330933139	LO	San Diego	CA	Actual/360	4.930%	70,707.58	29,412.14	0.00	N/A	05/11/26	--	17,210,770.95	17,181,358.81	10/11/21
19	300801482	OF	Scottsdale	AZ	Actual/360	4.740%	60,486.06	21,995.32	0.00	N/A	07/01/26	--	15,312,926.24	15,290,930.92	10/01/21
20	306360020	IN	La Crosse	WI	Actual/360	4.980%	57,716.47	36,215.02	0.00	N/A	09/01/25	--	13,907,582.25	13,871,367.23	10/01/21
21	310933886	RT	Louisville	KY	Actual/360	4.400%	46,818.47	23,288.06	0.00	N/A	08/11/26	--	12,768,674.05	12,745,385.99	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	310935117	RT	Houston	TX	Actual/360	4.150%	42,106.85	20,503.26	0.00	N/A	07/11/26	--	12,175,474.96	12,154,971.70	10/11/21
23	300801471	SS	Lisle	IL	Actual/360	4.684%	44,021.58	19,911.48	0.00	N/A	06/01/26	--	11,277,944.72	11,258,033.24	10/01/21
24	330934716	SS	Northridge	CA	Actual/360	4.499%	43,115.42	0.00	0.00	N/A	05/11/26	--	11,500,000.00	11,500,000.00	10/11/21
25	1545896	IN	South Bend	IN	Actual/360	5.100%	48,875.00	0.00	0.00	N/A	05/01/26	--	11,500,000.00	11,500,000.00	10/01/21
26	1647719	MF	Westland	MI	Actual/360	3.700%	31,058.48	20,493.21	0.00	N/A	07/01/26	--	10,073,018.96	10,052,525.75	11/01/21
27	300801485	MH	Various	TX	Actual/360	4.600%	36,676.38	14,075.41	0.00	N/A	12/31/25	--	9,567,751.90	9,553,676.49	10/01/21
28	330934721	SS	Rancho Santa	CA	Actual/360	4.499%	35,617.08	0.00	0.00	N/A	05/11/26	--	9,500,000.00	9,500,000.00	10/11/21
29	300801470	IN	Broomfield	CO	Actual/360	4.246%	32,641.12	0.00	0.00	N/A	06/01/26	--	9,225,000.00	9,225,000.00	10/01/21
30	300801489	IN	Brewster	NY	Actual/360	4.670%	30,254.60	13,676.48	0.00	N/A	07/01/26	--	7,774,202.16	7,760,525.68	10/01/21
31	600934524	RT	Las Vegas	NV	Actual/360	4.150%	20,693.80	11,389.02	0.00	N/A	07/11/26	--	5,983,748.41	5,972,359.39	10/11/21
32	300801486	IN	Columbus	OH	Actual/360	4.543%	22,632.44	10,723.01	0.00	N/A	07/01/26	--	5,978,192.90	5,967,469.89	10/01/21
33	330934753	SS	Camarillo	CA	Actual/360	4.250%	23,020.83	0.00	0.00	N/A	06/11/26	--	6,500,000.00	6,500,000.00	10/11/21
34	306360034	RT	Houston	TX	Actual/360	5.320%	27,116.83	7,945.65	0.00	N/A	07/01/31	--	6,116,578.26	6,108,632.61	10/01/21
35	330935119	SS	Anchorage	AK	Actual/360	4.300%	19,506.19	10,186.10	0.00	N/A	06/11/26	--	5,443,588.86	5,433,402.76	10/11/21
36	410933701	SS	Frederick	MD	Actual/360	4.630%	17,924.11	8,312.27	0.00	N/A	05/11/26	--	4,645,557.52	4,637,245.25	10/11/21
38	306360038	RT	Houston	TX	Actual/360	4.800%	17,126.62	6,483.32	0.00	N/A	07/01/26	--	4,281,655.20	4,275,171.88	10/01/21
39	300801469	SS	Passaic	NJ	Actual/360	5.113%	14,888.50	5,773.96	0.00	N/A	06/01/26	--	3,494,268.49	3,488,494.53	10/01/21
40	300801481	SS	Various	NC	Actual/360	4.720%	10,396.17	4,614.23	0.00	N/A	07/01/26	--	2,643,094.51	2,638,480.28	10/01/21
Totals							2,952,771.28	904,987.72	0.00				828,935,556.76	828,030,569.04
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1	46,780,666.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	77,652,750.08	38,886,054.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,563,157.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	254,574.54	(761,677.50)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,784,124.57	5,017,071.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,489,304.00	1,032,869.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	15,444,400.02	3,074,019.38	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,395,309.96	4,379,492.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(260,570.00)	(125,648.35)	01/01/21	03/31/21	--	0.00	0.00	176,984.06	531,594.07	23,928.79	0.00
10	3,145,121.79	1,573,898.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,231,043.90	764,928.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,182,942.47	1,448,010.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,099,853.98	1,551,252.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,538,710.54	1,270,811.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,376,981.78	2,195,588.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,938,518.09	1,156,106.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	16,184.00	195,237.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	395,708.39	678,875.92	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,269,242.15	342,404.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,273,202.14	970,211.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,828,533.19	667,407.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,248,082.00	965,516.61	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,269,223.06	696,503.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,286,970.02	740,134.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	940,533.50	471,732.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,479,477.20	802,112.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,117,150.52	598,977.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,936,312.84	983,740.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	910,780.00	459,521.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,022,492.00	607,430.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	791,527.19	411,212.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	648,747.72	301,136.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	848,078.76	455,288.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	654,358.61	353,796.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	289,713.58	175,240.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	475,125.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	372,929.80	212,600.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	215,691,260.59	72,551,856.07				0.00	0.00	176,984.06	531,594.07	23,928.79	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	1	33,199,356.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274213%	4.225471%	57
09/17/21	1	33,252,000.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274549%	4.225774%	58
08/17/21	1	33,300,302.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274859%	4.226052%	59
07/16/21	1	33,348,416.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275167%	4.226330%	60
06/17/21	1	33,400,504.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275498%	4.226627%	61
05/17/21	0	0.00	1	33,448,232.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275791%	4.226888%	62
04/16/21	0	0.00	1	33,499,947.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.276105%	4.227169%	63
03/17/21	0	0.00	1	33,547,291.89	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	1,669,336.24	4.276395%	4.227427%	64
02/18/21	0	0.00	1	33,607,007.22	1	2,991,039.72	0	0.00	1	2,991,039.72	0	0.00	0	0.00	0	0.00	4.277120%	4.227342%	65
01/15/21	1	33,653,938.07	0	0.00	1	3,031,137.75	0	0.00	1	3,031,137.75	0	0.00	0	0.00	0	0.00	4.277409%	4.237625%	66
12/17/20	1	33,700,687.76	0	0.00	1	3,071,085.11	0	0.00	1	3,071,085.11	0	0.00	0	0.00	0	0.00	4.277697%	4.237876%	67
11/18/20	1	33,751,459.65	0	0.00	1	3,111,259.48	0	0.00	1	3,111,259.48	0	0.00	0	0.00	0	0.00	4.278005%	4.238147%	68
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	1647547	07/01/21	2	2	176,984.06	531,594.07	25,527.55	33,348,416.80	01/21/21	13
Totals					176,984.06	531,594.07	25,527.55	33,348,416.80

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		13,871,367	13,871,367	0		0
49 - 60 Months		728,050,569	694,851,213	33,199,356		0
> 60 Months		86,108,633	86,108,633	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	828,030,569	794,831,213	0	33,199,356	0	0
Sep-21	828,935,557	795,683,556	33,252,001	0	0	0
Aug-21	829,773,587	796,473,285	33,300,302	0	0	0
Jul-21	830,608,325	797,259,908	33,348,417	0	0	0
Jun-21	831,503,508	798,103,003	33,400,505	0	0	0
May-21	832,258,600	798,810,367	0	33,448,233	0	0
Apr-21	833,067,333	799,567,385	0	33,499,948	0	0
Mar-21	833,816,256	800,268,964	0	33,547,292	0	0
Feb-21	837,723,758	801,125,711	0	33,607,007	0	2,991,040
Jan-21	838,506,209	801,821,133	33,653,938	0	0	3,031,138
Dec-20	839,285,581	802,513,808	33,700,688	0	0	3,071,085
Nov-20	840,119,385	803,256,666	33,751,460	0	0	3,111,259
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	300801483	63,058,738.59	63,058,738.59	227,000,000.00	05/02/16	14,201,246.00	1.85880	12/31/20	07/01/26	236
9	1647547	33,199,356.01	33,348,416.80	52,300,000.00	05/11/16	(331,896.10)	(0.62380)	03/31/21	08/01/26	297
Totals		96,258,094.60	96,407,155.39	279,300,000.00		13,869,349.90

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	300801483	OF	CT	03/15/19	13
Borrower continues leasing efforts at collateral. Borrower has continued to perform under the loan agreement while discussing options with special servicer and attempting to stabilize the property.

9	1647547	LO	NY	01/21/21	13

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower has submitted an updated request for relief which is currently being evaluated. Lender is considering all options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	1647183	0.00	5.00000%	0.00	5.00000%	10	09/29/20	09/01/20	10/13/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
37	410935200 03/17/21	2,991,039.72	3,950,000.00	3,612,482.56	1,901,805.33	3,612,482.56	1,710,677.23	1,280,362.49	0.00	0.00	1,280,362.49	25.60%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		2,991,039.72	3,950,000.00	3,612,482.56	1,901,805.33	3,612,482.56	1,710,677.23	1,280,362.49	0.00	0.00	1,280,362.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
37	410935200	03/17/21	0.00	0.00	1,280,362.49	0.00	0.00	1,280,362.49	0.00	0.00	1,280,362.49
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,280,362.49	0.00	0.00	1,280,362.49	0.00	0.00	1,280,362.49

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

				Iterest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	13,169.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	6,927.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,097.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		20,097.17

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28